PAINEWEBBER TACTICAL ALLOCATION FUND

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 2000




                                                                    June 4, 2001


Dear Investor,

This is a supplement to the Prospectus and Statement of Additional Information of the fund listed above. The purpose of this supplement is to notify you of the following:

o PaineWebber Tactical Allocation Fund has been renamed:

                       "Brinson Tactical Allocation Fund"

o PaineWebber Investment Trust, of which PaineWebber Tactical Allocation Fund is a series, has been renamed:

                           "Brinson Investment Trust"



                                                                   Item # ZS-108